Annual Total Returns - FidelityHealthSavingsFund-KPRO - FidelityHealthSavingsFund-KPRO - Fidelity Health Savings Fund - Fidelity Health Savings Fund - Class K	Nov. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Mar. 02, 2020
Annual Return 2021	5.48%
Annual Return 2022	(14.79%)
Annual Return 2023	9.81%